Selected Statements of Income Data	12 Months Ended
Dec. 31, 2022
Selected Statements of Income Data [Abstract]
SELECTED STATEMENTS OF INCOME DATA
NOTE 21:-	SELECTED STATEMENTS OF INCOME DATA

a.	Research and development costs, net:

	Year ended December 31,
	2021	2022
Total costs	$12,188	$13,149
Less - capitalized software costs	(3,193)	(3,059)
Research and development, net	$8,995	$10,090

b.	Selling and marketing expenses:

	Year ended December 31,
	2021	2022
Salary and related expenses	$26,100	$33,474
Advertising expenses	2,522	2,676
Cost of share-based payment	956	(56)
Others	8,569	10,763
Total selling and marketing expenses	$38,147	$46,857

c.	General and administrative expenses:

	Year ended December 31,
	2021	2022
Salary and related expenses	$24,072	$21,492
Subcontractors	3,842	5,335
Cost of share-based payment	-	2,135
Others	3,308	8,590
Total general and administrative expenses	$31,222	$37,552

d.	The following table provides detailed breakdown of the Company’s financial income and expenses:

	Year ended December 31,
	2021	2022
Financial expenses:
Financial expenses related to liabilities in respect of business combinations	$2,817	$744
Interest expenses on loans and borrowings	615	1,743
Interest expenses attributed to leases	719	691
Bank charges, negative foreign exchange differences and other financial expenses	2,468	2,559
	6,619	5,737
Financial income:
Interest income from deposits, positive foreign exchange differences and other financial income	113	1,392
	113	1,392

Financial expenses, net	$6,506	$4,345

e.	Earnings per share:

The following table presents the computation of basic and diluted net earnings per share for the Company:

	Year ended December 31,
	2021	2022
Numerator:
Net income attributable to Magic shareholders	$29,767	$40,470
Denominator:
Basic earnings per share - weighted average shares outstanding	49,055,082	49,089,044
Effect of dilutive securities	44,972	42,267
Diluted earnings per share – adjusted weighted average shares outstanding	49,100,054	49,131,311
Basic and diluted net earnings per share	0.61	0.82